Transactions with Related Parties	12 Months Ended
Dec. 31, 2017
Transactions wtih Related Parties [Abstract]
Transactions with Related Parties

4.              Transactions with Related Parties

  Altair Travel Agency S.A. (“Altair”): The Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company's CEO and Chairman of the Board. Travel expenses for 2017, 2016 and 2015 amounted to $2,096, $2,320, and $2,685, respectively, and are mainly included in “Vessels, net book value”, “Advances for vessels under construction and acquisitions and other vessel costs”, “Vessel operating expenses” and “General and administrative expenses” in the accompanying consolidated financial statements. At December 31, 2017 and 2016, an amount of $162 and $23, respectively, was payable to Altair and is included in “Due to related parties” in the accompanying consolidated balance sheets.

  Diana Containerships Inc.: On May 20, 2013, the Company entered into a five year unsecured loan of $50,000 with a subsidiary of Diana Containerships, drawn on August 20, 2013, for general corporate purposes and working capital. The loan, initially bore interest at LIBOR plus a margin of 5% and a back-end fee equal to 1.25% per annum on the outstanding amount of the loan payable by the borrower on the repayment date of the loan. Following an amendment on September 9, 2015, the interest was reduced to LIBOR plus a margin of 3% per annum, the back-end fee which was paid on the date of the amendment was eliminated, and a fixed fee of $200 was to be payable on the maturity date. In addition, the borrower agreed to repay the principal amount of the loan on the last day of each interest period in amounts totalling $5,000 per annum, but not to exceed $32,500 in the aggregate. Following another amendment on August 24, 2016, the repayment of all outstanding principal amounts was deferred until a later date, the borrower was changed to another wholly-owned subsidiary of Diana Containerships and the interest rate of the deferral period increased to 3.35% per annum over LIBOR. On May 30, 2017, as discussed in Note 3(a), the loan was decreased by $3,000, in order to acquire the Series C Preferred Stock issued by Diana Containerships.

  On June 30, 2017, DSI entered into an agreement with Diana Containerships to refinance the above loan, amounting to $42,417 at that date, with a loan facility of $82,617, which reflects an additional loan amount to Diana Containerships of $40,000 and the $200 fixed fee of the previous loan which became payable on the termination date of the previous agreement and has been included in “Interest and other income” in the accompanying statements of operations. The loan also provides for an additional $5,000 interest-bearing discount premium payable on the termination date, unless the lender demands earlier prepayment on or after the first anniversary of the drawdown of the loan, in which case the discount premium is waived. The loan matures in eighteen months from its date of signing, or December 31, 2018, and bears interest at the rate of 6% per annum for the first twelve months, scaled to 9% for the next three months, and further scaled to 12% for the remaining three months of the loan. The loan facility is secured by second preferred mortgages on Diana Containerships' vessels and includes financial and other covenants. Additionally, Diana Containerships is required to prepay the loan with any proceeds received from equity offerings, loan refinancings and vessel sales, according to the terms of the loan agreement. The loan is subordinated to the loan of Diana Containerships with another lender.

  As at December 31, 2017 the outstanding balance of the loan and interest due from Diana Containerships amounted to $82,660 and is separately presented in “Due from related parties, current” in the related accompanying consolidated balance sheet (Note 14(c)). This amount does not include the additional $5,000 interest-bearing discount premium, which is payable on the termination date (Note 8(b)). As at December 31, 2016, there was an amount of $102 and $45,417 presented in Due from related parties, current and non- current, respectively.

  For 2017, 2016 and 2015, interest and other income amounted to $3,855, $1,692, and $2,745, respectively, and is included in “Interest and other income” in the accompanying consolidated statements of operations.

  Diana Enterprises Inc. renamed to Steamship Shipbroking Enterprises Inc., or Steamship: Steamship is a company controlled by the Company's CEO and Chairman of the Board which provides brokerage services to DSI pursuant to a Brokerage Services Agreement for a fixed fee amended annually on each anniversary of the agreement. For 2017, 2016 and 2015, brokerage fees amounted to $1,800, $1,680, and $1,302, respectively, and are included in “General and administrative expenses” in the accompanying consolidated statements of operations. As of December 31, 2017 and 2016, there was no amount due to Steamship included in the accompanying consolidated balance sheets.

  Diana Wilhelmsen Management Limited: As of December 31, 2017, DWM provided management services to ten vessels of the Company's fleet for a fixed monthly fee and commercial services charged as a percentage of the vessels' gross revenues. Management fees for 2017, 2016 and 2015 amounted to $1,883, $1,464, and $405, respectively, and are separately presented as “Management fees to related party” in the accompanying consolidated statements of operations, whereas commercial fees amounted to $260, $124, and $43, respectively, and are included in “Voyage expenses” in the accompanying consolidated statements of operations. As at December 31, 2017 and 2016 there was an amount of $109 and $2, respectively, due to DWM, included in “Due to related parties” in the accompanying consolidated balance sheets.

  Vessel Acquisitions: On February 4, 2016, the Company, through three separate wholly-owned subsidiaries, entered into three Memoranda of Agreement to acquire from a related party three Panamax vessels for an aggregate purchase price of $39,265. The Company had agreed to acquire the vessels from entities affiliated with Mrs. Semiramis Paliou and Mrs. Aliki Paliou, each of whom is a family member of the Company's Chief Executive Officer and Chairman of the Board. Mrs. Semiramis Paliou is also a director of the Company. The transaction was approved unanimously by a committee of the Board of Directors established for the purpose of considering the transaction and consisting of the Company's independent directors and each of its executive directors other than Mrs. Semiramis Paliou and Mr. Simeon Palios. The agreed upon purchase price of the vessels was based, among other factors, on independent third party broker valuations obtained by the Company. Two of the vessels were delivered in March 2016 and the third was delivered in May 2016 (Note 5).